Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 37,813,323	$ 46,435,412
Cost of revenue	(22,396,896)	(31,843,467)
Gross profit	15,416,427	14,591,945
Selling expenses		13,408
General and administrative expenses	23,352,803	41,954,296
Loss from operations	(7,936,376)	(27,375,759)
Finance costs, net	(3,110,279)	(8,515,214)
Other income/(loss)	(6,718,036)	(2,193,865)
Other expenses	(589,935)	(163,621)
Loss before income tax	(18,354,626)	(38,248,459)
Income tax expense	(148,934)	(578,303)
Net loss	(18,503,560)	(38,826,762)
Net loss/(income) attributable to non-controlling interests	72,426	(648,559)
Net loss attributable to Currenc Group Inc.	$ (18,431,134)	$ (39,475,321)
Loss per share, basic	$ (0.30)	$ (1.03)
Loss per share, diluted	$ (0.30)	$ (1.03)
Weighted average shares outstanding of ordinary share, basic	61,473,847	38,163,168
Weighted average shares outstanding of ordinary share, diluted	61,473,847	38,163,168
Other comprehensive income (loss):
Foreign currency translation adjustments	$ 762,604	$ (209,531)
Total comprehensive loss	(17,740,956)	(39,036,293)
Total comprehensive income attributable to non-controlling interests	(87,967)	(649,980)
Total comprehensive loss attributable to Currenc Group Inc.	$ (17,828,923)	$ (39,686,273)